INVESTMENTS IN GOLDSHARE HOLDINGS LIMITED (Details Textual) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		12 Months Ended
	Apr. 01, 2011 Goldshare [Member] CNY	Dec. 31, 2013 Goldshare [Member] CNY	Dec. 31, 2013 Goldshare [Member] Other Noncurrent Assets [Member] CNY	Dec. 31, 2013 MDC [Member]	Nov. 20, 2013 MDC [Member] USD ($)	Nov. 20, 2013 MDC [Member] CNY
Schedule of Investments [Line Items]
Notes Issued	20,000
Business Acquisition Number Of Shares Acquired	3,142,857
Business Acquisition, Percentage of Voting Interests Acquired	44.00%
Payments to Acquire Businesses, Gross	22,000	22,825
Debt Conversion, Converted Instrument, Shares Issued	2,857,143
Noncontrolling Interest, Ownership Percentage by Parent	60.00%
Debt Instrument, Face Amount		22,825	218,000		$ 36,000	218,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%			5.00%	5.00%
Profit Sharing Ratio Percentage		30.00%		70.00%